Retirement and Deferred Compensation Plans - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitment And Contingencies [Line Items]
Maximum percentage of compensation contributed by the company	8.00%
Portion of employee's salary, employee contributions under non-qualified retirement savings plan	50.00%
Maximum percentage of eligible compensation contributed by the participating employees	50.00%
Percentage of additional contribution to money purchase retirement plan	6.00%
Portion of employee's annual bonus, employee contributions under non-qualified retirement savings plan, vested	75.00%
Portion occurring as money purchase retirement plan and the non-qualified retirement/savings plan, vested	20.00%
Annual cost of retirement benefit plans	$ 77	$ 107	$ 123
Targeted ongoing funding level of pension plan policy, percent	100.00%
Outperformance relative to gilts for equities	3.50%
Pension Benefits [Member]
Commitment And Contingencies [Line Items]
Accumulated benefit obligation for pension plans	$ 169	$ 183	$ 160
Expected contribution towards pension and postretirement plan	7
Postretirement Benefits [Member]
Commitment And Contingencies [Line Items]
Expected contribution towards pension and postretirement plan	$ 2